PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Details Narrative)	9 Months Ended
Apr. 30, 2024
Public Offering And Deferred Offering Costs
Deferred compensation agreement	The agreement provides for compensation to Prime of, among other things, (1) Underwriter’s Commission equal to 7.0% of Gross Proceeds, (2) Non-accountable Expenses equal to 1.0% of Gross Proceeds, (3) Underwriter’s warrants equal to 5.0% of the shares issued in the offering, and (4) a cash advance of $100,000 offsetable against the Underwriter’s Commission (of which the Company paid $50,000 to Prime on March 14, 2024).